CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net profit	€ 698,708	€ 786,627	€ 537,396
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans	(2,078)	385	(730)
Related tax impact	456	(88)	203
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(1,622)	297	(527)
Total items that will not be reclassified to the consolidated income statement in subsequent periods
(Losses)/Gains on cash flow hedging instruments	(2,272)	(13,034)	34,971
Exchange differences on translating foreign operations	2,652	5,986	(15,346)
Related tax impact	610	3,608	(9,757)
Total items that may be reclassified to the consolidated income statement in subsequent periods	990	(3,440)	9,868
Total other comprehensive (loss)/income, net of tax	(632)	(3,143)	9,341
Total comprehensive income	698,076	783,484	546,737
Total comprehensive income attributable to:
Owners of the parent	695,075	781,585	545,071
Non-controlling interests	€ 3,001	€ 1,899	€ 1,666